Principal Group companies	12 Months Ended
Dec. 31, 2018
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Principal Group companies

44. Principal Group companies

The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2018. The equity share capital of these entities is wholly owned by the Group except where its percentage interest is shown otherwise. All companies are incorporated in their principal country of operation except where stated.

England	US
Glaxo Group Limited	Block Drug Company, Inc.
Glaxo Operations UK Limited	Corixa Corporation
GlaxoSmithKline Capital plc	GlaxoSmithKline Capital Inc.
GlaxoSmithKline Consumer Healthcare Holdings Limited	GlaxoSmithKline Consumer Healthcare Holdings (US) LLC
GlaxoSmithKline Consumer Healthcare (UK) Trading Limited	GlaxoSmithKline Consumer Healthcare, L.P. (88%)
GlaxoSmithKline Consumer Trading Services Limited	GlaxoSmithKline Holdings (Americas) Inc.
GlaxoSmithKline Export Limited	GlaxoSmithKline LLC
GlaxoSmithKline Finance plc	Human Genome Sciences, Inc.
GlaxoSmithKline Holdings Limited *	GSK Consumer Health, Inc. (formerly Novartis Consumer Health, Inc.)
GlaxoSmithKline Research & Development Limited	S.R. One, Limited
GlaxoSmithKline Services Unlimited *	Stiefel Laboratories, Inc.
GlaxoSmithKline UK Limited	ViiV Healthcare Company (78.3%)
Setfirst Limited
SmithKline Beecham Limited
ViiV Healthcare Limited (78.3%)
ViiV Healthcare UK Limited (78.3%)

Europe	Others
GlaxoSmithKline Biologicals SA (Belgium)	GlaxoSmithKline Argentina S.A. (Argentina)
GlaxoSmithKline Pharmaceuticals SA (Belgium)	GlaxoSmithKline Australia Pty Ltd (Australia)
GlaxoSmithKline Biologicals S.A.S. (France)	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd (Australia)
GlaxoSmithKline Sante Grand Public SAS (France)	GlaxoSmithKline Brasil Limitada (Brazil)
Laboratoire GlaxoSmithKline (France)	GlaxoSmithKline Consumer Healthcare Inc. (Canada)
ViiV Healthcare SAS (France) (78.3%)	GlaxoSmithKline Inc. (Canada)
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG (Germany)	ID Biomedical Corporation of Quebec (Canada)
GlaxoSmithKline GmbH & Co. KG (Germany)	GlaxoSmithKline Limited (China (Hong Kong))
GSK Vaccines GmbH (Germany)	GlaxoSmithKline (Tianjin) Co. Ltd (China) (90%)
GlaxoSmithKline Consumer Healthcare S.p.A. (Italy)	Sino-American Tianjin Smith Kline & French Laboratories Ltd (China) (55%)
GlaxoSmithKline S.p.A. (Italy)	GlaxoSmithKline Consumer Healthcare Limited (India) (72.5%)
GSK Vaccines S.r.l. (Italy)	GlaxoSmithKline Pharmaceuticals Limited (India) (75%)
GlaxoSmithKline B.V. (Netherlands)	GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan)
GlaxoSmithKline Consumer Healthcare Sp.z.o.o. (Poland)	GlaxoSmithKline K.K. (Japan)
GSK Services Sp z o.o. (Poland)	ViiV Healthcare Kabushiki Kaisha (Japan) (78.3%)
GlaxoSmithKline Trading Services Limited (Republic of Ireland) (i)	GlaxoSmithKline Pakistan Limited (Pakistan) (82.6%)
GlaxoSmithKline Healthcare AO (Russia)	Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)
GlaxoSmithKline S.A. (Spain)	GlaxoSmithKline Korea Limited (Republic of Korea)
Laboratorios ViiV Healthcare, S.L. (Spain) (78.3%)	GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. (Turkey)
GSK Consumer Healthcare S.A. (Switzerland)

(i)

Exempt from the provisions of section 347 and 348 of the Companies Act 2014 (Ireland), in accordance with the exemptions noted in Section 357 of that Act. Further subsidiaries, as disclosed on pages 260 to 270, are exempt from these provisions as they are also consolidated in the group financial statements.

*	Directly held wholly owned subsidiary of GlaxoSmithKline plc.

The subsidiaries and associates listed above principally affect the figures in the Group’s financial statements. Each of GlaxoSmithKline Capital Inc., GlaxoSmithKline Capital plc and GlaxoSmithKline LLC, is a wholly-owned finance subsidiary of the company, and the company has fully and unconditionally guaranteed the securities issued by each of GlaxoSmithKline Capital Inc., GlaxoSmithKline Capital plc and GlaxoSmithKline LLC.

See pages 260 to 270 for a complete list of subsidiary undertakings, associates and joint ventures, which form part of these financial statements.